Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Registrant Name	dei_EntityRegistrantName	Rimrock Funds Trust
CIK	dei_EntityCentralIndexKey	0001753394
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2021
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Rimrock Core Bond Fund | Share
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMRKX
Rimrock Emerging Markets Corporate Credit Fund | Share
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCEMX